Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

	As of December 31,
	2020	2021
	(RMB in thousands)
Computers and equipment	138,188	163,057
Furniture and fixtures	15,539	18,979
Leasehold improvement	56,462	61,577
Software	41,849	83,518
Construction in progress	12,572	59,441
Total property, equipment and software	264,610	386,572
Accumulated depreciation and amortization	(138,916)	(191,242)
Total property, equipment and software, net	125,694	195,330